UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate

Bond Portfolio

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 28.1%
Industrial - 14.4%
Basic - 2.1%
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16 (a)	$1,116	$1,249,267
Inco Ltd.
7.75%, 5/15/12 (a)	4,985	5,524,736
The Dow Chemical Co.
7.375%, 11/01/29 (a)	20	21,847
International Paper Co.
4.25%, 1/15/09 (a)	630	631,346
5.30%, 4/01/15 (a)	235	229,261
International Steel Group, Inc.
6.50%, 4/15/14 (a)	150	158,502
Lubrizol Corp.
4.625%, 10/01/09 (a)	150	151,704
Stora Enso Oyj
7.375%, 5/15/11 (a)	1,475	1,553,719
United States Steel Corp.
5.65%, 6/01/13 (a)	1,575	1,528,002
6.05%, 6/01/17 (a)	1,625	1,532,053
Westvaco Corp.
8.20%, 1/15/30 (a)	85	90,402
Weyerhaeuser Co.
5.95%, 11/01/08 (a)	202	205,421

		12,876,260

Capital Goods - 1.8%
Boeing Capital Corp.
6.50%, 2/15/12 (a)	6,940	7,608,398
Caterpillar Financial Services
4.50%, 6/15/09 (a)	371	375,701
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)(b)	216	241,567
John Deere Capital Corp.
4.875%, 3/16/09 (a)	1,540	1,559,935
Lafarge SA
6.15%, 7/15/11 (a)	784	815,771

Tyco International Group SA
6.00%, 11/15/13 (a)	195	202,343
Waste Management, Inc.
6.875%, 5/15/09 (a)	250	259,191

		11,062,906

Communications - Media - 0.6%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	1,511	1,548,651
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(b)	270	271,464
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	174	219,715
Comcast Cable Communications LLC
6.875%, 6/15/09 (a)	287	297,200
Comcast Cable Communications, Inc.
6.20%, 11/15/08 (a)	64	64,784
Comcast Corp.
5.50%, 3/15/11 (a)	313	320,089
News America, Inc.
6.55%, 3/15/33 (a)	142	142,706
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	85	81,214
Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	325	373,100
WPP Finance Corp.
5.875%, 6/15/14 (a)	149	163,240

		3,482,163

Communications - Telecommunications - 2.3%
AT&T Corp.
8.00%, 11/15/31 (a)	80	96,275
British Telecommunications PLC
8.625%, 12/15/10 (a)	524	584,101
Embarq Corp.
6.738%, 6/01/13 (a)	25	25,648
7.082%, 6/01/16 (a)	2,505	2,535,368
New Cingular Wireless Services, Inc.
7.875%, 3/01/11 (a)	225	247,521
8.125%, 5/01/12 (a)	4,295	4,882,741
8.75%, 3/01/31 (a)	126	158,177
Nextel Communications, Inc.
Series E
6.875%, 10/31/13 (a)	365	340,492
Qwest Corp.
7.875%, 9/01/11 (a)	285	293,906
8.875%, 3/15/12 (a)	1,110	1,172,438

Sprint Capital Corp.
8.375%, 3/15/12 (a)	626	650,641
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10 (a)	745	737,531
6.375%, 11/15/33 (a)	110	107,578
Telefonos de Mexico SAB de CV
4.50%, 11/19/08 (a)	1,392	1,390,330
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	180	176,789
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	220	228,355
Vodafone Group PLC
5.50%, 6/15/11 (a)	295	303,098

		13,930,989

Consumer Cyclical - Automotive - 0.0%
DaimlerChrysler North America
4.875%, 6/15/10 (a)	137	139,329

Consumer Cyclical - Other - 0.4%
Centex Corp.
5.45%, 8/15/12 (a)	309	271,920
MDC Holdings, Inc.
5.50%, 5/15/13 (a)	1,155	1,132,722
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	224	234,591
7.875%, 5/01/12 (a)	235	253,455
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	35	31,482
6.875%, 11/15/12 (a)	120	117,062

		2,041,232

Consumer Cyclical - Retailers - 0.5%
Limited Brands, Inc.
6.90%, 7/15/17 (a)	203	193,664
Lowe’s Cos, Inc.
5.00%, 10/15/15 (a)	2,775	2,748,124

		2,941,788

Consumer Non-Cyclical - 4.1%
Abbott Laboratories
3.50%, 2/17/09 (a)	1,560	1,565,827
Altria Group, Inc.
7.75%, 1/15/27 (a)	220	282,408
Bunge Ltd Finance Corp.
5.10%, 7/15/15 (a)	130	127,206
Bunge Ltd. Finance Corp.
5.875%, 5/15/13 (a)	965	1,000,034
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	310	309,701

ConAgra Foods, Inc.
5.819%, 6/15/17 (a)	2,005	2,045,274
6.75%, 9/15/11 (a)	1,245	1,342,799
7.875%, 9/15/10 (a)	120	130,900
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	36	36,247
6.75%, 8/15/14 (a)	53	54,514
Kraft Foods, Inc.
6.25%, 6/01/12 (a)	5,365	5,635,079
The Kroger Co.
7.25%, 6/01/09 (a)	1,500	1,552,373
Reynolds American, Inc.
7.25%, 6/01/13 (a)	1,520	1,624,888
7.625%, 6/01/16 (a)	1,490	1,577,990
Safeway, Inc.
4.125%, 11/01/08 (a)	96	95,972
6.50%, 3/01/11 (a)	82	87,348
7.25%, 2/01/31 (a)	2,010	2,160,947
Tyson Foods, Inc.
6.85%, 4/01/16 (a)	1,510	1,511,119
Wyeth
5.50%, 2/01/14 (a)	3,673	3,805,243

		24,945,869

Energy - 1.3%
Amerada Hess Corp.
7.875%, 10/01/29 (a)	98	116,878
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)	435	443,671
Chevrontexaco Corp
5.50%, 1/15/09 (a)	1,530	1,554,367
ConocoPhillips
6.375%, 3/30/09 (a)	1,510	1,557,416
Gaz Capital for Gazprom
6.212%, 11/22/16 (a)(b)	3,215	3,134,625
Statoilhydro Asa
6.36%, 1/15/09 (a)	454	465,236
The Premcor Refining Group, Inc.
7.50%, 6/15/15 (a)	717	755,053

		8,027,246

Technology - 1.1%
Cisco Systems, Inc.
5.25%, 2/22/11 (a)	2,540	2,642,522
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13 (a)	1,847	1,880,573
International Business Machines Corp.
4.375%, 6/01/09 (a)	75	76,543

Motorola, Inc.
6.50%, 9/01/25 (a)	855	772,045
7.50%, 5/15/25 (a)	30	30,425
7.625%, 11/15/10 (a)	28	29,409
Oracle Corp.
5.25%, 1/15/16 (a)	280	280,683
Xerox Corp.
7.625%, 6/15/13 (a)	60	62,264
9.75%, 1/15/09 (a)	1,044	1,096,388

		6,870,852

Transportation - Airlines - 0.1%
United Air Lines, Inc.
6.636%, 7/02/22 (a)	642	609,956

Transportation - Services - 0.1%
FedEx Corp.
3.50%, 4/01/09 (a)	225	224,646

		87,153,236

Financial Institutions - 11.2%
Banking - 4.4%
Bank of America Corp.
3.375%, 2/17/09 (a)	630	630,175
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11 (a)	100	109,847
BankAmerica Capital II
8.00%, 12/15/26 (a)	415	423,188
Barclays Bank PLC
8.55%, 6/15/11 (a)(b)(c)	339	367,032
BOI Capital Funding No 2
5.571%, 2/01/16 (a)(b)(c)	115	99,743
Citicorp
Series MTNF
6.375%, 11/15/08 (a)	54	55,242
Citigroup, Inc.
3.625%, 2/09/09 (a)	1,580	1,580,463
Compass Bank
5.50%, 4/01/20 (a)	1,774	1,698,068
Huntington National Bank
4.375%, 1/15/10 (a)	183	185,015
JPMorgan Chase & Co.
3.50%, 3/15/09 (a)	1,580	1,577,142
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37 (a)	430	406,384
M&I Marshall & Ilsley Bank
4.85%, 6/16/15 (a)	1,545	1,494,906
Marshall & Ilsley Bank
5.00%, 1/17/17 (a)	1,695	1,593,981

Mellon Funding Corp
3.25%, 4/01/09 (a)	861	855,022
Morgan J P & Co., Inc.
6.25%, 1/15/09 (a)	1,424	1,455,959
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (a)(c)	115	109,642
National City Bank of Pennsylvania
6.25%, 3/15/11 (a)	1,515	1,522,246
RBS Capital Trust III
5.512%, 9/30/14 (a)(c)	358	335,690
Regions Financial Corp
6.375%, 5/15/12 (a)	1,510	1,562,960
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(c)	176	174,593
SouthTrust Corp.
5.80%, 6/15/14 (a)	1,470	1,564,731
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (a)(b)(c)	107	101,178
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(c)	503	549,861
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)	172	190,277
Union Bank of California
5.95%, 5/11/16 (a)	1,580	1,528,822
Union Planters Corp.
7.75%, 3/01/11 (a)	1,002	1,082,859
Royal Bank of Scotland Group PLC
6.40%, 4/01/09 (a)	908	933,478
US Bancorp
5.30%, 4/28/09 (a)	1,530	1,561,516
Wachovia Capital Trust III
5.80%, 3/15/11 (a)(c)	235	185,650
Wachovia Corp.
5.625%, 12/15/08 (a)	393	398,146
Washington Mutual, Inc.
4.00%, 1/15/09 (a)	400	380,360
4.20%, 1/15/10 (a)	25	22,796
Wells Fargo & Co.
3.125%, 4/01/09 (a)	1,570	1,558,537
4.20%, 1/15/10 (a)	457	461,441
Zions Bancorporation
5.50%, 11/16/15 (a)	170	160,362

		26,917,312

Brokerage - 1.8%
Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	315	275,666
5.70%, 11/15/14 (a)	1,655	1,591,069
7.625%, 12/07/09 (a)	838	866,217

The Goldman Sachs Group, Inc.
3.875%, 1/15/09 (a)	1,252	1,255,379
6.65%, 5/15/09 (a)	875	908,956
7.35%, 10/01/09 (a)	63	66,753
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (a)	520	517,323
5.75%, 1/03/17 (a)	262	256,449
6.20%, 9/26/14 (a)	615	632,932
6.50%, 7/19/17 (a)	97	99,134
7.875%, 11/01/09 (a)	1,476	1,545,793
Series MTNG
4.80%, 3/13/14 (a)	79	74,064
Merrill Lynch & Co., Inc
Series MTNC
4.125%, 1/15/09 (a)	455	453,408
Merrill Lynch & Co., Inc.
6.00%, 2/17/09 (a)	1,416	1,447,410
6.05%, 5/16/16 (a)	586	585,557

		10,576,110

Finance - 2.5%
American General Finance Corp.
4.625%, 5/15/09 (a)	530	534,596
Capital One Bank
4.25%, 12/01/08 (a)	300	296,110
5.00%, 6/15/09 (a)	1,555	1,545,132
Capital One Financial Corp.
4.80%, 2/21/12 (a)	1,300	1,178,641
5.50%, 6/01/15 (a)	37	33,394
6.75%, 9/15/17 (a)	345	327,855
CIT Group, Inc.
5.125%, 9/30/14 (a)	315	261,182
5.85%, 9/15/16 (a)	1,520	1,252,627
7.625%, 11/30/12 (a)	1,285	1,267,079
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	62	51,659
Series MTN
5.80%, 6/07/12 (a)	44	39,152
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	4	3,485
Household Finance Corp.
4.125%, 12/15/08 (a)	775	777,343
HSBC Finance Corp.
5.875%, 2/01/09 (a)	675	688,161
6.50%, 11/15/08 (a)	1,525	1,556,206
7.00%, 5/15/12 (a)	845	906,339

International Lease Finance Corp.
6.375%, 3/15/09 (a)	1,525	1,568,363
iStar Financial, Inc.
5.15%, 3/01/12 (a)	176	150,609
5.65%, 9/15/11 (a)	915	813,824
SLM Corp.
5.375%, 1/15/13 - 5/15/14 (a)	2,095	1,824,949

		15,076,706

Insurance - 1.4%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16 (a)	650	680,675
The Allstate Corp.
6.125%, 5/15/37 (a)(c)	1,520	1,478,919
Assurant, Inc.
5.625%, 2/15/14 (a)	92	89,720
Genworth Financial, Inc.
4.75%, 6/15/09 (a)	587	590,259
5.231%, 5/16/09 (a)	519	524,760
Humana, Inc.
6.30%, 8/01/18 (a)	166	167,392
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)	167	174,332
7.80%, 3/15/37 (a)(b)	165	142,421
Prudential Financial, Inc.
5.15%, 1/15/13 (a)	905	916,999
UnitedHealth Group, Inc.
4.125%, 8/15/09 (a)	573	575,363
4.875%, 3/15/15 (a)	1,855	1,805,509
5.25%, 3/15/11 (a)	1,390	1,416,372

		8,562,721

REITS - 1.1%
HCP, Inc.
5.95%, 9/15/11 (a)	1,550	1,521,840
Healthcare Realty Trust
8.125%, 5/01/11 (a)	1,450	1,522,404
Healthcare Realty Trust, Inc.
5.125%, 4/01/14 (a)	845	764,494
Mack-Cali Realty LP
7.25%, 3/15/09 (a)	240	248,181
Nationwide Health Properties, Inc.
6.50%, 7/15/11 (a)	1,515	1,607,610
Simon Property Group LP
5.625%, 8/15/14 (a)	1,169	1,135,826

		6,800,355

		67,933,204

Utility - 2.5%
Electric - 1.9%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)	345	374,571
Consumers Energy Co.
Series C
4.25%, 4/15/08 (a)	116	115,916
Exelon Corp.
6.75%, 5/01/11 (a)	280	295,253
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)	5,385	5,686,840
Series C
7.375%, 11/15/31 (a)	279	306,438
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)	162	172,251
Nisource Finance Corp.
7.875%, 11/15/10 (a)	154	166,307
Pacific Gas & Electric Co.
3.60%, 3/01/09 (a)	1,565	1,563,876
Progress Energy, Inc.
7.10%, 3/01/11 (a)	2,324	2,505,353
Public Service Company of Colorado
7.875%, 10/01/12 (a)	176	202,621
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)(b)	283	296,142
Wisconsin Energy Corp.
6.25%, 5/15/67 (a)(c)	140	126,386

		11,811,954

Natural Gas - 0.6%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)	94	101,117
Enterprise Products Operating LP
Series B
5.60%, 10/15/14 (a)	157	158,299
Sempra Energy
4.75%, 5/15/09 (a)	1,545	1,564,654
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)(c)	1,670	1,555,036
Williams Cos, Inc.
7.875%, 9/01/21 (a)	95	104,737

		3,483,843

		15,295,797

Total Corporates - Investment Grades (cost $170,511,498)		170,382,237

MORTGAGE PASS-THRU’S - 26.7%
Agency Fixed Rate 30-Year - 18.1%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 9/01/35 (a)	704		681,196
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 11/01/35 (a)	1,980		1,915,817
Series 2007
4.50%, 1/01/37 (a)	18,751		18,140,893
5.50%, 7/01/35 (a)	440		446,257
7.00%, 2/01/37 (a)	9,342		9,836,080
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33 (a)	439		437,778
5.50%, 4/01/33 - 7/01/33 (a)	4,193		4,255,765
Series 2004
5.50%, 4/01/34 - 11/01/34 (a)	2,089		2,120,111
6.00%, 9/01/34 (a)	837		860,733
Series 2005
4.50%, 8/01/35 (a)	1,331		1,294,084
5.50%, 2/01/35 (a)	1,526		1,548,927
Series 2006
5.00%, 2/01/36 (a)	5,991		5,969,476
6.00%, 2/01/36 (a)	5,192		5,336,664
Series 2007
4.50%, 9/01/35 (a)	972		945,433
5.00%, 11/01/35 - 7/01/36 (a)	14,803		14,750,458
5.50%, 8/01/37 (a)	12,555		12,761,667
6.00%, 6/01/37	0	+	31
6.50%, 8/01/37 - 11/01/37 (a)	17,988		18,678,788
Government National Mortgage Association
Series 1990
9.00%, 12/15/19	0	++	239
Series 1999
8.15%, 9/15/20 (a)	342		372,488
Series 2000
9.00%, 12/15/09 (a)	206		209,097
Series 2003
5.50%, 7/15/33 (a)	9,090		9,281,156

			109,843,138

Agency ARMS - 7.6%
Federal Home Loan Mortgage Corp.
Series 2005
4.533%, 4/01/35 (a)(d)	438		440,668

Series 2006
4.332%, 4/01/35 (a)(d)		2,377	2,389,175
5.76%, 12/01/36 (a)(d)		3,520	3,611,473
5.938%, 1/01/37 (a)(d)		522	535,581
Series 2007
5.79%, 2/01/37 (a)(d)		3,340	3,425,804
5.903%, 3/01/37 (a)(d)		5,551	5,693,248
5.946%, 1/01/37 (a)(d)		6,162	6,315,599
5.961%, 12/01/36 (a)(d)		392	402,900
6.044%, 12/01/36 (a)(d)		531	545,613
6.232%, 4/01/37 (a)(d)		3,440	3,532,967
Federal National Mortgage Association
Series 2005
4.685%, 5/01/35 (a)(d)		628	635,326
4.806%, 7/01/35 (a)(d)		1,135	1,149,915
5.38%, 9/01/35 (a)(d)		271	273,616
6.774%, 1/01/36 (a)(d)		952	966,375
Series 2006
4.527%, 8/01/34 (a)(d)		516	520,852
5.126%, 1/01/36 (a)(d)		478	483,894
5.463%, 5/01/36 (a)(d)		156	160,108
5.564%, 4/01/36 (a)(d)		953	980,865
5.693%, 12/01/36 (a)(d)		6,318	6,503,733
5.798%, 3/01/36 (a)(d)		2,716	2,799,588
5.914%, 6/01/36 (a)(d)		706	728,402
Series 2007
5.765%, 1/01/37 (a)(d)		748	770,259
5.843%, 4/01/37 (a)(d)		2,483	2,553,121
6.025%, 11/01/36 (a)(d)		197	203,653
6.071%, 3/01/37 (a)(d)		554	571,712

			46,194,447

Agency Fixed Rate 15-Year - 1.0%
Government National Mortgage Association
Series 1997
8.00%, 3/15/12 (a)		1,489	1,534,868
Series 2001
7.50%, 12/15/14 (a)		4,087	4,262,709

			5,797,577

Total Mortgage Pass-Thru’s (cost $157,864,066)			161,835,162

GOVERNMENTS - TREASURIES - 13.5%
Treasuries - 13.5%
Japan Government Two Year Bond
Series 253
0.80%, 2/15/09 (a)	JPY	2,780,300	26,213,017
Series 48
0.70%, 6/20/10 (a)		698,700	6,584,245

Mexican Bonos
Series MI10
8.00%, 12/19/13 (a)	MXN	135,245	12,727,031
Peruvian Government International Bond
6.90%, 8/12/37 (a)(b)	PEN	2,845	965,661
Government of Poland
Series 1110
6.00%, 11/24/10 (a)	PLN	15,530	6,440,316
U.S. Treasury Bonds
4.50%, 2/15/36 (a)		$25,593	26,162,854
U.S. Treasury Notes
4.25%, 11/15/17 (a)		3,010	3,160,969

Total Governments - Treasuries (cost $78,276,320)			82,254,093

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%
Non-Agency Fixed Rate CMBS - 6.8%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35 (a)		$294	303,718
Series 2004-4, Class A3
4.128%, 7/10/42 (a)		365	364,042
Series 2004-6, Class A2
4.161%, 12/10/42 (a)		480	473,080
Series 2006-5, Class A4
5.414%, 9/10/47 (a)		3,160	3,182,918
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)		610	597,345
Series 2006-PW12, Class A4
5.895%, 9/11/38 (a)		290	295,788
Series 2007-PW18, Class A4
5.70%, 6/11/50 (a)		3,025	3,138,891
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.529%, 4/15/40 (a)		560	570,183
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)		88	87,533
Series 2004-C1, Class A4
4.75%, 1/15/37 (a)		180	176,997
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)		534	501,108

Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.021%, 6/15/38 (a)	265	272,067
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)	1,600	1,564,844
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)	585	581,574
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)	388	373,745
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)	642	633,712
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (a)	375	379,653
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)	649	638,764
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)	515	510,963
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)	365	361,798
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)	250	251,155
Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	375	382,699
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)	4,655	4,615,321
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32 (a)	555	535,471
Series 2004-C4, Class A4
5.296%, 6/15/29 (a)	195	200,752
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)	381	375,616
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)	426	414,464
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	435	416,238
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	3,360	3,326,866
Series 2007-C7, Class A3
5.866%, 9/15/45 (a)	7,765	7,895,550

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.416%, 11/12/37 (a)	360	357,119
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)	785	781,065
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.105%, 6/12/46 (a)	220	227,037
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)	944	940,509
Series 2005-T17, Class A5
4.78%, 12/13/41 (a)	405	394,776
Series 2007-HQ13, Class A3
5.569%, 12/15/44 (a)	2,910	2,952,893
Mortgage Capital Funding, Inc.
Series 1996-MC2, Class X
2.308%, 12/21/26 (a)(e)	273	11
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
0.936%, 11/01/31 (a)(b)(e)	195,560	1,994,086

Total Commercial Mortgage-Backed Securities (cost $40,721,584)		41,070,351

CMOS - 4.9%
Non-Agency ARMS - 2.6%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 3A1
4.963%, 8/25/35 (a)(c)	2,590	2,582,278
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.73%, 1/25/47 (a)(c)	2,537	2,108,001
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.11%, 5/25/35 (a)(c)	3,235	3,230,017
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (a)(d)	709	716,165
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.229%, 5/25/36 (a)(c)	2,008	1,832,302
JPMorgan Alternative Loan Trust
Series 2006-A4, Class A1
5.95%, 9/25/36 (a)(c)	2,254	2,295,053

Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.235%, 8/25/35 (a)(c)	3,018	3,040,926

		15,804,742

Non-Agency Floating Rate - 1.5%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.662%, 12/25/35 (a)(d)	203	192,506
Series 2006-OA14, Class 3A1
5.512%, 11/25/46 (a)(d)	2,698	2,509,572
Series 2007-OA3, Class M1
3.686%, 4/25/47 (a)(d)	180	103,716
Greenpoint Mortgage Funding Trust
Series 2005-AR5, Class M2
4.026%, 11/25/45 (a)(d)	998	628,673
JPMorgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.067%, 7/25/36 (a)(c)	2,182	2,028,913
Structured Asset Securities Corp.
Series 2003-6A, Class B3
5.607%, 3/25/33 (a)(c)	1,454	1,334,167
Washington Mutual Mortgage Pass Through
Series 2007-OA1, Class A1A
5.362%, 2/25/47 (a)(d)	2,380	2,187,324

		8,984,871

Non-Agency Fixed Rate - 0.6%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.075%, 6/26/35 (a)(b)	1,144	1,143,032
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32 (a)	3,039	2,786,108

		3,929,140

Agency Fixed Rate - 0.2%
Government National Mortgage Association
Series 2006-39, Class IO
1.011%, 7/16/46 (a)(e)	23,229	905,914

Agency Floating Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
5.135%, 5/28/35 (a)(d)	65	63,338

Total CMOs (cost $31,784,200)		29,688,005

BANK LOANS - 3.6%
Industrial - 2.9%
Basic - 0.2%
Georgia-Pacific Corporation
6.58%-6.896%, 12/20/12	499	458,466
Newpage Corporation
8.688%, 12/14/14	375	362,111
Univar Corp Opco
6.10%, 11/30/14	500	483,750

		1,304,327

Capital Goods - 0.2%
Building Materials Corporation of America
6.875%, 2/22/14	499	397,339
Sequa Corporation
8.08%-9.75%, 12/31/14	350	332,647
URS Corp.
7.592%, 3/05/13	459	457,825

		1,187,811

Communication & Media - 0.4%
IDEARC, Inc.
7.08%, 11/17/14	997	905,354
Nielsen Finance LLC.
6.661%-7.146%, 8/09/13	499	461,956
Thomson Learning
6.03%-7.58%, 7/05/14	998	892,762
VML US Finance LLC
7.08%, 6/15/11	500	463,055

		2,723,127

Communications - Media - 0.1%
Univision Communications Inc.
5.494%, 8/15/14	966	788,724
5.521%, 8/15/14	34	27,475

		816,199

Communications - Telecommunications - 0.3%
Alltel Corp.
6.772%, 5/16/15	748	680,562
Cequel Communications, LLC
6.646%-8.25%, 3/30/14	499	427,204
Telesat Canada
6.26%-8.00%, 10/23/14	59	56,287
7.84%-8.09%, 10/23/14	691	651,216

		1,815,269

Consumer Cyclical - Other - 0.2%
Hanesbrands, Inc.
4.994%-5.016%, 9/05/13	500	478,265
Las Vegas Sands LLC
6.58%, 5/23/14	399	346,472

Wimar Opco LLC
9.75%, 1/03/12	500	493,305

		1,318,042

Consumer Cyclical -Retailers - 0.3%
Neiman Marcus Group Inc.
6.29%-6.90%, 4/06/13	600	548,874
Rite Aid Corp.
5.18%-6.20%, 6/04/14	500	463,440
Supervalu Inc.
5.63%, 6/02/12	748	711,836

		1,724,150

Consumer Non-Cyclical - 0.6%
Aramark Corp.
6.705%, 1/26/14	467	432,149
6.845%, 1/26/14	30	26,904
Community Health Services Inc.
7.331%, 7/01/14	727	671,874
HCA Inc.
7.08%, 11/07/13	997	914,690
Health Management Associates
5.021%-6.580%, 2/28/14	748	664,327
Mylan Laboratories Inc.
6.625%-8.125%, 10/02/14	350	341,250
Spectrum Brands Inc.
8.75%, 3/30/13	399	375,105

		3,426,299

Services - 0.1%
TDS Investor Corp.
7.08%, 8/23/13	748	667,391

Technology - 0.4%
Dealer Computer Services
6.843%, 10/26/12	793	749,049
Freescale Semiconductor, Inc.
6.382%, 12/02/13	798	679,484
Sungard Data Sys Inc.
6.898%, 2/11/13	748	692,601

		2,121,134

Transportation - Airlines - 0.1%
Delta Airlines
8.082%, 4/30/14	499	453,146

		17,556,895

Utility - 0.4%
Electric - 0.2%
Firstlight Power Resources Inc.
7.375%, 11/01/13	82	74,531
7.43%, 11/01/13	665	610,347

TXU Corp.
8.396%, 10/10/14	998	908,354

		1,593,232

Natural Gas - 0.2%
Infrastrux Group, Inc.
9.345%, 11/05/12	499	434,228
Kinder Morgan
4.78%, 5/30/14	798	786,865

		1,221,093

		2,814,325

Financial Institutions - 0.3%
Brokerage - 0.1%
Ameritrade Holdings Corp.
4.77%, 12/31/12	400	375,988

Finance - 0.1%
First Data Corp.
7.58%-7.63%, 9/24/14	998	904,344

Other Finance - 0.1%
Chrysler Financial Services, Inc.
9.00%, 8/03/12	499	447,094

		1,727,426

Total Bank Loans (cost $23,213,613)		22,098,646

EMERGING MARKETS - SOVEREIGNS - 2.9%
Non Corporate Sectors - 2.9%
Sovereign - 2.9%
Argentina Bonos
7.00%, 10/03/15 (a)	2,053	1,717,057
Republic of Brazil
8.25%, 1/20/34 (a)	3,000	3,637,500
Republic of Indonesia
6.875%, 1/17/18 (a)(b)	1,968	2,031,960
Republic of Panama
8.875%, 9/30/27 (a)	225	282,937
9.375%, 4/01/29 (a)	2,325	3,084,113
Republic of Peru
7.35%, 7/21/25 (a)	510	580,125
8.75%, 11/21/33 (a)	2,400	3,186,000
Republic of Philippines
8.25%, 1/15/14 (a)	2,713	3,049,412
8.875%, 3/17/15 (a)	78	92,040

Total Emerging Markets - Sovereigns (cost $17,676,147)		17,661,144

GOVERNMENTS - SOVEREIGN BONDS - 1.6%
Sovereigns - 1.6%
Russian Federation
7.50%, 3/31/30 (a)(b)(f)
(cost $9,259,552)	8,261	9,520,295

ASSET-BACKED SECURITIES - 1.6%
Home Equity Loans - Floating Rate - 1.0%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
5.615%, 12/25/32 (a)(d)	169	152,955
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
3.526%, 4/25/22 (a)(d)	10	9,832
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (a)(f)	152	151,577
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
3.546%, 12/25/35 (a)(d)	278	274,762
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
4.219%, 1/20/35 (a)(d)	212	194,375
Series 2007-2, Class M1
4.244%, 7/20/36 (a)(d)	600	393,192
Home Equity Mortgage Trust
Series 2006-1, Class A2
5.367%, 5/25/36 (a)(f)	160	56,000
Household Home Equity Loan trust
Series 2007-1, Class M1
4.314%, 3/20/36 (a)(d)	1,250	850,575
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
3.456%, 1/25/36 (a)(d)	35	35,127
Series 2006-OPT2, Class M2
3.766%, 1/25/36 (a)(d)	205	132,799
Lehman XS Trust
Series 2005-5N, Class M2
4.026%, 11/25/35 (a)(d)	1,000	704,740
Series 2006-18N, Class M2
3.786%, 12/25/36 (a)(d)	3,000	1,805,250
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
3.506%, 4/25/37 (a)(d)	510	492,378
RAAC Series
Series 2006-SP3, Class A1
3.456%, 8/25/36 (a)(d)	119	116,610

Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
3.546%, 3/25/35 (a)(d)	106	100,679
Saxon Asset Securities Trust
Series 2005-4, Class A2B
3.556%, 11/25/37 (a)(d)	51	50,762
Series 2007-2, Class M1
3.736%, 5/25/47 (a)(d)	1,000	447,700
Soundview Home Equity Loan Trust
Series 2007-OPT1, Class M6
4.576%, 6/25/37 (a)(d)	120	21,973

		5,991,286

Other ABS - Fixed Rate - 0.2%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)(b)	1,495	1,463,620

Home Equity Loans - Fixed Rate - 0.2%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)	150	124,868
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (a)	600	417,006
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (a)(f)	316	312,725
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (a)(b)	98	73,569
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)	134	133,175

		1,061,343

Other ABS - Floating Rate - 0.2%
Halcyon Securitized Product Investors
Series 2007-1A, Class A2
5.879%, 5/13/46 (a)(b)(d)(g)	580	34,800
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
5.193%, 4/09/47 (a)(b)(d)(g)	1,770	141,600
Neapolitan Segregated Portfolio
Series 2007-1A, Class I
4.285%, 3/30/46 (a)(b)(d)(g)	500	45,000

Petra CRE CDO Ltd.
Series 2007-1A, Class C
4.476%, 2/25/47 (a)(b)(d)	800	697,248

		918,648

Autos - Fixed Rate - 0.0%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09 (a)	76	75,693

Total Asset-Backed Securities (cost $15,429,178)		9,510,590

CORPORATES - NON-INVESTMENT GRADES - 1.2%
Industrial - 1.1%
Basic - 0.9%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	110	85,800
Packaging Corp. of America
5.75%, 8/01/13 (a)	5,181	5,447,858

		5,533,658

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	105	100,538
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	275	209,539
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	100	94,000
Echostar DBS Corp.
6.625%, 10/01/14 (a)	32	31,240
7.125%, 2/01/16 (a)	88	87,890

		523,207

Communications - Telecommunications - 0.0%
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	60	59,400
Series B
7.50%, 2/15/14 (a)	35	34,650

		94,050

Consumer Cyclical - Automotive - 0.0%
General Motors Corp.
8.25%, 7/15/23 (a)	130	104,000

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
5.625%, 6/01/15 (a)	56	35,560
5.75%, 10/01/17 (a)	20	12,000
6.50%, 6/01/16 (a)	69	44,160
MGM Mirage
8.375%, 2/01/11 (a)	95	97,137

		188,857

Transportation - Services - 0.0%
Hertz Corp.
8.875%, 1/01/14 (a)		90	86,850

			6,530,622

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)		645	627,263
Edison Mission Energy
7.00%, 5/15/17 (a)		100	97,250
NRG Energy, Inc.
7.25%, 2/01/14 (a)		120	116,850
7.375%, 2/01/16 (a)		90	86,962

			928,325

Financial Institutions - 0.0%
REITS - 0.0%
American Real Estate Partners LP
7.125%, 2/15/13 (a)		40	37,100
7.125%, 2/15/13 (a)(b)		30	27,825

			64,925

Total Corporates - Non-Investment Grades (cost $7,486,653)			7,523,872

EMERGING MARKETS - TREASURIES - 0.5%
Non Corporate Sectors - 0.5%
Sovereign - 0.5%
Federative Republic of Brazil
10.25%, 1/10/28 (a)	BRL	2,669	1,430,093
12.50%, 1/05/22 (a)		2,291	1,430,735

Total Emerging Markets - Treasuries (cost $2,801,109)			2,860,828

SUPRANATIONALS - 0.3%
Non Corporate Sectors - 0.3%
European Investment Bank
5.125%, 5/30/17 (a)
(cost $1,536,879)		$1,490	1,618,529

		Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Non Corporate Sectors - 0.2%
Agencies - Government Sponsored - 0.2%
Federal Home Loan Mortgage Corp.
8.375% (a)		22,200	596,070
Federal National Mortgage Association
8.25% (a)		32,900	869,218

Total Non-Convertible - Preferred Stocks (cost $1,377,500)			1,465,288

SHORT-TERM INVESTMENTS - 5.6%
Investment Companies -3.8%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (h)	23,236,689	23,236,689

	Principal Amount (000)
Agency Discount Notes - 1.8%
Federal National Mortgage Association
Zero Coupon, 4/30/08	$11,000	10,922,768

Total Short-Term Investments (cost $34,159,457)		34,159,457

Total Investments - 97.5% (cost $592,097,756)		591,648,497
Other assets less liabilities - 2.5%		15,455,746

Net Assets - 100.0%		$607,104,243

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$2,000	12/04/11	3 Month LIBOR	4.850%	$108,856
Lehman Brothers	36,665	11/28/17	3 Month LIBOR	4.723%	1,460,327

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr futures	181	March 2008	$20,521,494	$21,126,094	$604,600

Sold Contracts
U.S. T-Note 5 Yr futures	215	March 2008	23,682,142	24,295,000	(612,858)

					$(8,258)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/31/08	7,433	$6,476,521	$6,617,676	$141,155
Canadian Dollar settling 3/26/08	16,439	15,957,096	16,352,774	395,678
Euro settling 3/14/08	8,393	12,484,923	12,462,664	(22,259)
New Zealand Dollar settling 3/12/08	6,808	5,118,255	5,337,076	218,821
Norwegian Krone settling 3/28/08	95,013	17,884,127	17,494,483	(389,644)
Swedish Krona settling 2/07/08	64,974	10,313,263	10,209,660	(103,603)

Sale Contracts:
Japanese Yen settling 3/11/08	3,845,033	35,678,143	36,256,820	(578,677)
Japanese Yen settling 3/11/08	242,454	2,234,146	2,286,225	(52,079)
Mexican Peso settling 3/31/08	139,620	12,730,310	12,811,789	(81,479)
Polish Zloty settling 3/06/08	15,545	6,216,098	6,404,385	(188,287)
Swiss Franc settling 2/27/08	18,813	16,540,065	17,417,615	(877,550)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $535,390,123.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate market value of these securities amounted to $23,537,294 or 3.9% of net assets.
(c)	Variable rate coupon, rate shown as of January 31, 2008.
(d)	Floating Rate Security. Stated interest rate was in effect at January 31, 2008.
(e)	IO - Interest Only
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2008.
(g)	Illiquid security, valued at fair value.
(h)	Investment in affiliated money market mutual fund.

The Portfolio currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2008, the Portfolio’s total exposure to subprime investments was 0.78%. These investments are valued in accordance with the Fund’s Valuation Policies.

+	Represents 30 shares
++	Represents 218 shares

Currency Abbreviations:

BRL	-	Brazilian Real
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty

Glossary:

LIBOR	-	London Interbank Offered Rates

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 26, 2008